Taxation (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective income tax rate	21.00%	25.00%	25.00%	25.00%
Net operating losses carryforwards		$ 897,665
Net operating loss expiration, description		beginning January 1, 2020 through December 31, 2022
Deferred tax assets, increase in valuation allowance		$ 3,043	$ 7,570
Deferred income tax benefit		$ (38,890)		$ 53,748
Income tax, description		Before August 1, 2015, Sheng Ying Xin was classified as a small-scale taxpayer, and the VAT is at a rate of 3%. Since August 1, 2015, Sheng Ying Xin was classified as a general taxpayer at a rate of 6%. Kashgar Sheng Ying Xin is subject to 4.5% (75% of general taxpayer’s rate of 6%), which is tax holiday for enterprise established in Kashgar. Both Fuhui and Anytrust are general taxpayers and subject to a 6% VAT rate. Yingda Xincheng was classified as a small-scale taxpayer and the VAT is at a rate of 3%. Furthermore, VAT payables of these four companies are subject to a 12% surtax, which includes urban maintenance and construction taxes and additional education fees.
Anytrust [Member]
Effective income tax rate		15.00%
Tax rate, term		3 years
Tax rate expiring term		expiring in 2020
December 31, 2020 [Member]
Effective income tax rate		25.00%
PRC [Member]
Effective income tax rate		25.00%